Postretirement Benefits Other than Pensions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Location	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized prior service credits	$ 249
Unrecognized prior service credits, net of tax	223
Unrecognized actuarial gains	(87,812)
Unrecognized actuarial gains, net of tax	(78,237)
Cumulative other comprehensive loss and expected to be recognized in net periodic benefit cost	21	2,689
Other post retirement benefits recorded in consolidated balance sheets	7,767	8,158
Number of locations	2
Other Postretirement Benefit Plans, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized prior service credits	4,151
Unrecognized prior service credits, net of tax	3,861
Unrecognized actuarial gains	8,022
Unrecognized actuarial gains, net of tax	10,581
Cumulative other comprehensive loss and expected to be recognized in net periodic benefit cost	$ (1,270)
Other post retirement benefits, grading down over time	5.00%
U.S. Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Health care cost trend rate	7.39%
Non-U.S. Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Health care cost trend rate	8.00%